SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Loss attributable to equity holders of the Company	$ 2,639	$ 10,428	$ 32,304	$ 29,920
Weighted average number of ordinary shares in issue	77,800,117	77,386,967	77,554,740	66,346,506
Loss per ordinary share	$ 0.03	$ 0.13	$ 0.42	$ 0.45